Selling and Administrative Expenses - Schedule of Selling and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Administrative Expenses [Abstract]
Professional fees	€ 1,592,288	€ 1,787,047	€ 1,247,866
Shipping and handling expenses	316,706	288,645	290,787
Warehouse handling	73,134	65,741	78,095
Miscellaneous operating expenses	226,994	229,202	242,827
Marketing and advertising	177,671	159,543	335,303
Leases and royalties	82,237	169,643	142,503
Insurance premiums	232,180	163,975	52,726
Repair and conservation	12,025	5,115	15,510
Supplies	4,262	4,538	3,908
Other management expense	532	1,473
Fines and penalty	592		2,396
Depreciation of property and equipment	70,045	11,815	19,425
Amortization of intangible assets	196,956	49,684	49,984
Amortization of right-of-use assets	45,162	61,568	58,524
Total	€ 3,030,784	€ 2,997,989	€ 2,539,854